UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-01597

STEWARD FUNDS, INC.
(Exact name of registrant as specified in charter)

5847 SAN FELIPE, SUITE 4100, HOUSTON, TX	77057
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code:   800-262-6631

Date of fiscal year end:      April 30

Date of reporting period:   July 31, 2011

Item 1. Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.9%)
AEROSPACE & DEFENSE (2.2%)
General Dynamics Corp.	3,570	$243,260
Goodrich Corp.	3,730	354,872
Honeywell International, Inc.	7,280	386,568
L-3 Communications Holdings, Inc.	5,660	447,819
Lockheed Martin Corp.	2,750	208,258
Northrop Grumman Corp.	6,400	387,264
Precision Castparts Corp.	1,825	294,519
Raytheon Co.	3,610	161,475
Rockwell Collins, Inc.	1,360	74,922
The Boeing Co.	6,548	461,438
United Technologies Corp.	8,110	671,832
		3,692,227
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	1,170	84,603
Expeditors International of Washington, Inc.	1,600	76,352
FedEx Corp.	2,420	210,250
United Parcel Service, Inc., Class B	8,580	593,907
		965,112
AIRLINES (0.1%)
Southwest Airlines Co.	11,360	113,146

AUTO COMPONENTS (0.5%)
Goodyear Tire & Rubber Co.(a)	10,940	176,900
Johnson Controls, Inc.	6,100	225,395
O'Reilly Automotive, Inc.(a)	6,960	414,120
		816,415
AUTOMOBILES (0.3%)
Ford Motor Co.(a)	32,220	393,406
Harley-Davidson, Inc.	2,130	92,421
		485,827
BEVERAGES (2.0%)
Coca-Cola Co.	23,220	1,579,192
Coca-Cola Enterprises, Inc.	17,000	477,870
Dr Pepper Snapple Group, Inc.	8,490	320,583
PepsiCo, Inc.	15,031	962,585
		3,340,230
BIOTECHNOLOGY (1.6%)
Amgen, Inc.(a)	10,930	597,871
Biogen Idec, Inc.(a)	6,440	656,043
Celgene Corp.(a)	8,770	520,061
Cephalon, Inc.(a)	1,310	104,721
Gilead Sciences, Inc.(a)	15,230	645,143
PerkinElmer, Inc.	2,290	56,013
		2,579,852
BUILDING PRODUCTS (0.1%)
Masco Corp.	12,760	134,618

CAPITAL MARKETS (1.7%)
Ameriprise Financial, Inc.	6,206	335,745
Bank of New York Mellon Corp.	10,841	272,218
BlackRock, Inc.	890	158,829
Charles Schwab Corp.	8,460	126,308
E*TRADE Financial Corp.(a)	1,998	31,728
Federated Investors, Inc., Class B	1,180	25,217
Franklin Resources, Inc.	1,270	161,239
Goldman Sachs Group, Inc.	5,595	755,157
Janus Capital Group, Inc.	2,450	20,678
Legg Mason, Inc.	5,660	166,517
Morgan Stanley	18,670	415,407
Northern Trust Corp.	2,150	96,546
State Street Corp.	4,377	181,514
T. Rowe Price Group, Inc.	2,240	127,232
		2,874,335
CHEMICALS (1.8%)
Air Products & Chemicals, Inc.	2,160	191,657
Airgas, Inc.	810	55,647
CF Industries Holdings, Inc.	3,405	528,865
Dow Chemical Co.	10,490	365,786
E.I. du Pont de Nemours & Co.	9,050	465,351
Ecolab, Inc.	2,530	126,500
FMC Corp.	2,790	244,320
International Flavors & Fragrances, Inc.	3,900	238,563
Monsanto Co.	4,640	340,947
PPG Industries, Inc.	1,800	151,560
Praxair, Inc.	3,150	326,466
		3,035,662
COMMERCIAL BANKS (2.1%)
BB&T Corp.	12,040	309,187
Comerica, Inc.	1,300	41,639
Fifth Third Bancorp	20,120	254,518
First Horizon National Corp.	2,942	26,449
Huntington Bancshares, Inc.	10,320	62,384
KeyCorp	10,390	83,536
M&T Bank Corp.	1,720	148,333
PNC Financial Services Group, Inc.	8,064	437,794
Regions Financial Corp.	30,962	188,559
SunTrust Banks, Inc.	9,880	241,961
U.S. Bancorp	16,830	438,590
Wells Fargo & Co.	44,718	1,249,421
Zions Bancorp	1,310	28,689
		3,511,060
COMMERCIAL SERVICES & SUPPLIES (1.3%)
Avery Dennison Corp.	1,250	39,438
Cintas Corp.	1,360	44,268
Equifax, Inc.	1,700	58,412
Iron Mountain, Inc.	2,110	66,739
Leucadia National Corp.	1,950	65,657
Monster Worldwide, Inc.(a)	1,150	13,501
Moody's Corp.	2,280	81,191
Pitney Bowes, Inc.	3,170	68,314
R.R. Donnelley & Sons Co.	18,530	348,549
Republic Services, Inc., Class A	3,476	100,908
Robert Half International, Inc.	1,250	34,225
SAIC, Inc.(a)	3,140	50,334
Stericycle, Inc.(a)	3,320	272,638
The Dun & Bradstreet Corp.	640	46,432
Total System Services, Inc.	3,631	67,573
Visa, Inc., Class A	7,890	674,911
Waste Management, Inc.	5,980	188,310
		2,221,400
COMMUNICATIONS EQUIPMENT (1.7%)
Cisco Systems, Inc.	48,560	775,503
Corning, Inc.	14,500	230,695
F5 Networks, Inc.(a)	4,170	389,812
Harris Corp.	1,260	50,236
JDS Uniphase Corp.(a)	20,110	264,446
Juniper Networks, Inc.(a)	14,180	331,670
QUALCOMM, Inc.	13,970	765,277

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Tellabs, Inc.	4,204	$17,405
		2,825,044
COMPUTERS & PERIPHERALS (5.7%)
Apple Computer, Inc.(a)	9,329	3,642,788
Dell, Inc.(a)	22,460	364,750
EMC Corp.(a)	29,340	765,187
Hewlett-Packard Co.	19,830	697,223
International Business Machines Corp.	11,258	2,047,267
Lexmark International, Inc., Class A(a)	840	28,199
NetApp, Inc.(a)	11,650	553,608
SanDisk Corp.(a)	7,580	322,377
Teradata Corp.(a)	8,100	445,176
Western Digital Corp.(a)	16,090	554,462
		9,421,037
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.	1,320	83,860
Quanta Services, Inc.(a)	7,400	137,048
		220,908
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	763	26,163

CONSUMER FINANCE (1.0%)
American Express Co.	9,160	458,366
Capital One Financial Corp.	13,048	623,695
Discover Financial Services	10,520	269,417
SLM Corp.	14,470	225,587
		1,577,065
CONTAINERS & PACKAGING (0.3%)
Ball Corp.	6,300	244,440
Bemis Co., Inc.	1,340	42,344
Owens-Illinois, Inc.(a)	1,490	34,524
Sealed Air Corp.	6,040	130,041
		451,349
DISTRIBUTORS (0.0%)
Genuine Parts Co.	1,420	75,487

DIVERSIFIED CONSUMER SERVICES (0.4%)
Apollo Group, Inc., Class A(a)	5,310	269,908
DeVry, Inc.	4,830	300,136
H&R Block, Inc.	3,150	47,124
		617,168
DIVERSIFIED FINANCIAL SERVICES (3.3%)
Bank of America Corp.	116,999	1,136,060
Citigroup, Inc.	30,060	1,152,501
CME Group, Inc.	612	176,984
IntercontinentalExchange, Inc.(a)	2,650	326,745
Invesco Ltd.	4,630	102,693
JP Morgan Chase & Co.	39,684	1,605,218
MasterCard, Inc., Class A	1,884	571,323
NYSE Euronext	6,530	218,494
The NASDAQ OMX Group, Inc.(a)	9,470	227,943
		5,517,961
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	53,707	1,571,467
CenturyLink, Inc.	6,684	248,043
Frontier Communications Corp.	17,720	132,723
Verizon Communications, Inc.	26,220	925,304
Windstream Corp.	7,334	89,548
		2,967,085
ELECTRIC UTILITIES (1.9%)
American Electric Power Co., Inc.	8,730	321,788
Edison International	7,520	286,286
Entergy Corp.	3,680	245,824
Exelon Corp.	6,660	293,506
FirstEnergy Corp.	13,019	581,298
Northeast Utilities	5,190	176,460
Pepco Holdings, Inc.	22,000	410,960
Pinnacle West Capital Corp.	1,350	57,173
PPL Corp.	5,000	139,500
Progress Energy, Inc.	5,670	265,016
Southern Co.	8,170	323,042
		3,100,853
ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric Co.	6,440	316,139
Rockwell Automation, Inc.	2,660	190,882
Roper Industries, Inc.	730	59,590
		566,611
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Agilent Technologies, Inc.(a)	6,410	270,246
Amphenol Corp., Class A	4,800	234,672
FLIR Systems, Inc.	8,250	226,545
Jabil Circuit, Inc.	22,400	410,144
Molex, Inc.	1,180	27,706
Stanely Black & Decker, Inc.	1,252	82,344
Waters Corp.(a)	3,270	287,400
		1,539,057
ENERGY EQUIPMENT & SERVICES (2.7%)
Baker Hughes, Inc.	3,749	290,097
Cameron International Corp.(a)	8,170	457,030
Diamond Offshore Drilling, Inc.	4,160	282,173
First Solar, Inc.(a)	1,930	228,184
FMC Technologies, Inc.(a)	9,960	454,176
Halliburton Co.	8,000	437,840
Helmerich & Payne, Inc.	980	67,669
Nabors Industries Ltd.(a)	2,820	74,476
National-Oilwell Varco, Inc.	8,726	703,054
NextEra Energy, Inc.	4,230	233,707
Rowan Cos., Inc.(a)	5,310	207,993
Schlumberger Ltd.	11,799	1,066,276
		4,502,675
FOOD & STAPLES RETAILING (3.1%)
Costco Wholesale Corp.	6,430	503,147
CVS Corp.	21,355	776,254
Safeway, Inc.	12,740	256,966
SUPERVALU, Inc.	80,890	695,654
SYSCO Corp.	11,240	343,832
The Kroger Co.	17,740	441,194
Wal-Mart Stores, Inc.	19,960	1,052,092
Walgreen Co.	11,800	460,672
Whole Foods Market, Inc.	7,980	532,266
		5,062,077
FOOD PRODUCTS (2.8%)
Archer-Daniels-Midland Co.	21,640	657,423
Campbell Soup Co.	3,660	120,963
ConAgra Foods, Inc.	10,390	266,088
Dean Foods Co.(a)	76,240	840,165
General Mills, Inc.	7,950	296,932
H.J. Heinz Co.	4,690	246,882
Hormel Foods Corp.	3,240	93,863
J.M. Smucker Co.	1,700	132,464
Kellogg Co.	4,020	224,236
Kraft Foods, Inc., Class A	18,100	622,278
McCormick & Co., Inc.	2,240	108,976
Mead Johnson Nutrition Co., Class A	2,410	172,002

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Sara Lee Corp.	7,840	$149,822
The Hershey Co.	2,530	142,793
Tyson Foods, Inc., Class A	30,720	539,443
		4,614,330
GAS UTILITIES (0.4%)
Nicor, Inc.	2,270	124,169
ONEOK, Inc.	4,390	319,548
Spectra Energy Corp.	8,743	236,236
		679,953
HEALTH CARE EQUIPMENT & SUPPLIES (2.4%)
Baxter International, Inc.	6,560	381,595
Boston Scientific Corp.(a)	29,527	211,413
C.R. Bard, Inc.	1,620	159,862
CareFusion Corp.(a)	8,140	214,815
Covidien PLC	4,760	241,760
DENTSPLY International, Inc.	3,060	115,943
Edwards Lifesciences Corp.(a)	4,400	313,940
Hospira, Inc.(a)	6,790	347,105
Intuitive Surgical, Inc.(a)	1,501	601,226
Medtronic, Inc.	11,030	397,631
St. Jude Medical, Inc.	8,550	397,575
Stryker Corp.	4,300	233,662
Varian Medical Systems, Inc.(a)	4,450	279,282
Zimmer Holdings, Inc.(a)	2,390	143,448
		4,039,257
HEALTH CARE PROVIDERS & SERVICES (4.7%)
Aetna, Inc.	16,640	690,394
AmerisourceBergen Corp.	4,840	185,420
Cardinal Health, Inc.	13,440	588,134
CIGNA Corp.	13,250	659,452
Coventry Health Care, Inc.(a)	22,836	730,752
DaVita, Inc.(a)	1,470	122,804
Express Scripts, Inc.(a)	9,776	530,446
Humana, Inc.	9,440	704,035
Laboratory Corp. of America Holdings(a)	3,660	332,182
McKesson Corp.	8,940	725,213
Medco Health Solutions, Inc.(a)	8,360	525,677
Patterson Cos., Inc.	8,450	260,598
Quest Diagnostics, Inc.	2,310	124,763
UnitedHealth Group, Inc.	16,544	821,079
WellPoint, Inc.	11,680	788,984
		7,789,933
HOTELS, RESTAURANTS & LEISURE (2.4%)
Chipotle Mexican Grill, Inc.(a)	2,218	719,918
Darden Restaurants, Inc.	7,440	377,952
Marriott International, Inc., Class A	4,024	130,780
McDonald's Corp.	9,810	848,369
Starbucks Corp.	17,610	705,985
Starwood Hotels & Resorts Worldwide, Inc.	5,320	292,387
Wyndham Worldwide Corp.	12,440	430,300
YUM! Brands, Inc.	8,910	470,626
		3,976,317
HOUSEHOLD DURABLES (0.6%)
D. R. Horton, Inc.	17,896	212,604
Harman International Industries, Inc.	524	21,798
Jacobs Engineering Group, Inc.(a)	5,870	229,752
Leggett & Platt, Inc.	2,030	44,051
Lennar Corp., Class A	1,240	21,936
Newell Rubbermaid, Inc.	3,960	61,459
Pulte Group, Inc.(a)	3,115	21,400
Snap-on, Inc.	330	18,764
Whirlpool Corp.	5,683	393,434
		1,025,198
HOUSEHOLD PRODUCTS (1.5%)
Clorox Co.	2,190	156,782
Colgate-Palmolive Co.	5,170	436,245
Kimberly-Clark Corp.	5,250	343,140
Procter & Gamble Co.	25,261	1,553,299
		2,489,466
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.2%)
Constellation Energy Group	24,760	961,431
NRG Energy, Inc.(a)	28,260	692,935
The AES Corp.(a)	24,720	304,303
		1,958,669
INDUSTRIAL CONGLOMERATES (1.6%)
3M Co.	6,714	585,058
General Electric Co.	98,010	1,755,359
Textron, Inc.	2,540	58,750
Tyco International Ltd.	4,350	192,662
		2,591,829
INSURANCE (4.9%)
ACE Ltd.	7,450	499,001
AFLAC, Inc.	5,430	250,106
American International Group, Inc.	3,784	108,601
Aon Corp.	2,990	143,879
Assurant, Inc.	12,740	453,799
Berkshire Hathaway, Inc., Class B(a)	15,360	1,139,251
Chubb Corp.	5,590	349,263
Cincinnati Financial Corp.	7,522	205,576
Genworth Financial, Inc., Class A(a)	28,480	236,954
Hartford Financial Services Group, Inc.	24,380	570,980
Lincoln National Corp.	14,106	373,809
Marsh & McLennan Cos., Inc.	5,410	159,541
MetLife, Inc.	14,220	586,006
Principal Financial Group, Inc.	8,960	247,565
Progressive Corp.	7,470	147,010
Prudential Financial, Inc.	10,625	623,475
The Allstate Corp.	17,100	474,012
The Travelers Cos., Inc.	8,570	472,464
Torchmark Corp.	5,565	224,770
Unum Group	18,260	445,361
XL Group PLC	16,220	332,834
		8,044,257
INTERNET & CATALOG RETAIL (0.8%)
Expedia, Inc.	18,770	594,821
Netflix, Inc.(a)	2,887	767,913
		1,362,734
INTERNET SOFTWARE & SERVICES (2.9%)
Akamai Technologies, Inc.(a)	11,600	280,952
Amazon.com, Inc.(a)	5,796	1,289,726
Google, Inc., Class A(a)	2,605	1,572,612
Priceline.com, Inc.(a)	1,602	861,315
Salesforce.com, Inc.(a)	4,150	600,547
VeriSign, Inc.	3,000	93,630
Yahoo!, Inc.(a)	4,520	59,212
		4,757,994
IT SERVICES (1.5%)
Accenture PLC, Class A	5,290	312,851
Automatic Data Processing, Inc.	5,710	294,008
Cerner Corp.(a)	5,660	376,334
Cognizant Technology Solutions Corp., Class A(a)	9,990	698,001

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Computer Sciences Corp.	10,130	$357,386
Fidelity National Information Services, Inc.	3,166	95,043
Fiserv, Inc.(a)	1,740	105,026
Paychex, Inc.	4,290	121,107
Western Union Co.	6,860	133,153
		2,492,909
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Hasbro, Inc.	7,840	310,150
Mattel, Inc.	4,350	115,971
		426,121
LIFE SCIENCES TOOLS AND SERVICES (0.2%)
Thermo Fisher Scientific, Inc.(a)	4,580	275,212

MACHINERY (2.2%)
Caterpillar, Inc.	5,490	542,357
Cummins, Inc.	3,610	378,617
Danaher Corp.	4,930	242,112
Deere & Co.	5,822	457,085
Dover Corp.	1,590	96,147
Eaton Corp.	2,940	140,973
Flowserve Corp.	2,870	285,221
Illinois Tool Works, Inc.	4,630	230,574
Ingersoll-Rand PLC	6,980	261,192
ITT Industries, Inc.	1,550	82,677
Joy Global, Inc.	5,910	555,067
PACCAR, Inc.	3,255	139,347
Pall Corp.	840	41,647
Parker Hannifin Corp.	1,305	103,121
		3,556,137
MARINE (0.1%)
Carnival Corp.	5,240	174,492

MEDIA (2.1%)
Cablevision Systems Corp., Class A	11,550	281,358
CBS Corp., Class B	16,140	441,752
Discovery Communications, Inc., Class A(a)	14,360	571,528
Gannett Co., Inc.	14,050	179,278
Interpublic Group of Cos., Inc.	22,400	219,744
McGraw Hill Cos., Inc.	3,460	143,936
Omnicom Group, Inc.	3,220	151,082
Scripps Networks Interactive, Class A	4,240	196,482
The Walt Disney Co.	16,730	646,112
The Washington Post Co., Class B	624	251,035
Time Warner Cable, Inc.	4,170	305,703
		3,388,010
METALS & MINING (1.2%)
AK Steel Holding Corp.	14,730	178,970
Alcoa, Inc.	17,100	251,883
Allegheny Technologies, Inc.	730	42,479
Cliffs Natural Resources, Inc.	1,150	103,293
Freeport-McMoRan Copper & Gold, Inc., Class B	14,288	756,692
Newmont Mining Corp.	8,810	489,924
Nucor Corp.	2,720	105,781
Titanium Metals Corp.	860	15,299
United States Steel Corp.	1,170	46,788
		1,991,109
MULTI-UTILITIES (2.3%)
Ameren Corp.	11,590	334,024
CenterPoint Energy, Inc.	13,820	270,596
CMS Energy Corp.	11,570	221,450
Consolidated Edison, Inc.	5,560	292,456
Dominion Resources, Inc.	6,154	298,161
DTE Energy Co.	5,850	291,564
Duke Energy Corp.	18,596	345,885
Integrys Energy Group, Inc.	4,478	224,840
NiSource, Inc.	20,060	403,808
PG&E Corp.	4,070	168,620
Public Service Enterprise Group, Inc.	5,236	171,479
SCANA Corp.	3,770	147,746
Sempra Energy	4,500	228,105
TECO Energy, Inc.	4,460	82,644
Wisconsin Energy Corp.	2,100	64,365
Xcel Energy, Inc.	8,520	204,480
		3,750,223
MULTILINE RETAIL (1.3%)
Big Lots, Inc.(a)	530	18,460
Family Dollar Stores, Inc.	4,280	227,311
J.C. Penney Co., Inc.	8,560	263,306
Kohl's Corp.	2,550	139,510
Macy's, Inc.	4,182	120,734
Nordstrom, Inc.	9,330	467,993
Sears Holdings Corp.(a)	9,160	638,177
Target Corp.	6,290	323,872
		2,199,363
OFFICE ELECTRONICS (0.2%)
Xerox Corp.	28,085	262,033

OIL, GAS & CONSUMABLE FUELS (8.7%)
Alpha Natural Resources, Inc.(a)	2,170	92,681
Anadarko Petroleum Corp.	4,280	353,357
Apache Corp.	3,280	405,802
Cabot Oil & Gas Corp., Class A	620	45,930
Chesapeake Energy Corp.	5,780	198,543
Chevron Corp.	17,609	1,831,688
ConocoPhillips	15,939	1,147,449
CONSOL Energy, Inc.	4,820	258,352
Denbury Resources, Inc.(a)	3,810	73,609
Devon Energy Corp.	3,720	292,764
El Paso Corp.	6,790	139,534
EOG Resources, Inc.	2,060	210,120
EQT Corp.	1,150	73,002
Exxon Mobil Corp.	43,210	3,447,726
Hess Corp.	3,990	273,554
Marathon Oil Corp.	20,810	644,486
Marathon Petroleum Corp.(a)	7,650	334,993
Murphy Oil Corp.	1,760	113,027
Newfield Exploration Co.(a)	1,060	71,465
Noble Corp.	1,590	58,623
Noble Energy, Inc.	1,380	137,558
Occidental Petroleum Corp.	7,042	691,384
Peabody Energy Corp.	5,280	303,442
Pioneer Natural Resources Co.	4,220	392,418
QEP Resources, Inc.	6,070	266,048
Range Resources Corp.	1,080	70,373
Southwestern Energy Co.(a)	8,120	361,827
Sunoco, Inc.	7,280	295,932
Tesoro Corp.(a)	32,120	780,195
Valero Energy Corp.	31,220	784,246
Williams Cos., Inc.	5,660	179,422
		14,329,550
PAPER & FOREST PRODUCTS (0.5%)
International Paper Co.	11,960	355,212
MeadWestvaco Corp.	8,210	255,659

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Weyerhaeuser Co.	10,731	$214,513
		825,384
PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.	5,290	138,757
The Estee Lauder Cos., Inc., Class A	4,140	434,327
		573,084
PHARMACEUTICALS (2.0%)
Abbott Laboratories	15,950	818,554
Allergan, Inc.	7,100	577,301
Eli Lilly & Co.	17,590	673,697
Forest Laboratories, Inc.(a)	5,270	195,306
Mylan Laboratories, Inc.(a)	21,550	490,909
Watson Pharmaceuticals, Inc.(a)	8,380	562,550
		3,318,317
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.1%)
CB Richard Ellis Group, Inc., Class A(a)	10,660	232,388

REAL ESTATE INVESTMENT TRUST (1.3%)
Apartment Investment & Management Co., Class A	1,409	38,466
AvalonBay Communities, Inc.	891	119,563
Boston Properties, Inc.	1,370	147,083
Equity Residential	2,950	182,369
HCP, Inc.	3,200	117,536
Health Care REIT, Inc.	1,470	77,587
Host Hotels & Resorts, Inc.	7,123	112,899
Kimco Realty Corp.	5,330	101,430
Plum Creek Timber Co., Inc.	1,510	57,712
Prologis, Inc.	2,732	97,341
Public Storage, Inc.	1,337	159,945
Simon Property Group, Inc.	2,825	340,441
Ventas, Inc.	8,930	483,381
Vornado Realty Trust	1,605	150,148
		2,185,901
ROAD & RAIL (0.8%)
CSX Corp.	10,560	259,459
Norfolk Southern Corp.	3,580	271,006
Ryder System, Inc.	4,810	270,899
Union Pacific Corp.	4,510	462,185
		1,263,549
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Micro Devices, Inc.(a)	33,130	243,174
Altera Corp.	6,810	278,393
Analog Devices, Inc.	6,920	238,048
Applied Materials, Inc.	12,470	153,630
Broadcom Corp., Class A	10,860	402,580
Intel Corp.	50,720	1,132,578
KLA-Tencor Corp.	1,440	57,341
Linear Technology Corp.	7,490	219,457
LSI Logic Corp.(a)	6,630	48,797
MEMC Electronic Materials, Inc.(a)	2,400	17,808
Microchip Technology, Inc.	2,020	68,175
Micron Technology, Inc.(a)	57,150	421,195
National Semiconductor Corp.	2,850	70,452
Novellus Systems, Inc.(a)	590	18,314
NVIDIA Corp.(a)	4,905	67,836
Teradyne, Inc.(a)	1,870	25,226
Texas Instruments, Inc.	10,670	317,433
Xilinx, Inc.	6,020	193,242
		3,973,679
SOFTWARE (3.4%)
Adobe Systems, Inc.(a)	4,964	137,602
Autodesk, Inc.(a)	2,230	76,712
BMC Software, Inc.(a)	5,940	256,727
CA, Inc.	4,380	97,674
Citrix Systems, Inc.(a)	5,700	410,628
Compuware Corp.(a)	4,460	43,083
Intuit, Inc.(a)	7,650	357,255
Microsoft Corp.	72,170	1,977,458
Oracle Corp.	44,341	1,355,948
Red Hat, Inc.(a)	12,180	512,534
Symantec Corp.(a)	18,062	344,262
		5,569,883
SPECIALTY RETAIL (3.2%)
Abercrombie & Fitch Co., Class A	820	59,958
AutoNation, Inc.(a)	8,840	332,472
AutoZone, Inc.(a)	1,463	417,613
Bed Bath & Beyond, Inc.(a)	6,480	379,015
Best Buy Co., Inc.	2,860	78,936
CarMax, Inc.(a)	9,680	309,470
GameStop Corp., Class A(a)	20,362	480,136
Gap, Inc.	4,720	91,049
Home Depot, Inc.	14,390	502,643
Limited Brands	10,740	406,617
Lowe's Cos., Inc.	16,510	356,286
Ross Stores, Inc.	6,030	456,893
Staples, Inc.	6,455	103,667
The Sherwin-Williams Co.	960	74,083
Tiffany & Co.	5,410	430,582
TJX Cos., Inc.	7,980	441,294
Urban Outfitters, Inc.(a)	9,450	307,503
		5,228,217
TEXTILES APPAREL & LUXURY GOODS (0.9%)
Coach, Inc.	10,820	698,539
NIKE, Inc., Class B	4,480	403,872
Polo Ralph Lauren Corp.	2,430	328,220
VF Corp.	570	66,576
		1,497,207
THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.	8,330	68,723
People's United Financial, Inc.	6,930	87,872
		156,595
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	2,480	83,452
W.W. Grainger, Inc.	1,260	186,946
		270,398
WIRELESS TELECOMMUNICATION SERVICES (0.9%)
American Tower Corp., Class A(a)	8,810	462,789
MetroPCS Communications, Inc.(a)	19,370	315,344
Motorola Mobility Holdings, Inc.(a)	2,537	56,778
Motorola Solutions, Inc.(a)	2,951	132,470

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Sprint Corp.(a)	107,442	$454,480
		1,421,861
TOTAL COMMON STOCKS		164,931,983
MONEY MARKET FUND (0.1%)
Fifth Third Institutional Government Money Market Fund, 0.01%(b)	106,885	106,885
TOTAL MONEY MARKET FUND		106,885
TOTAL INVESTMENTS (COST $146,219,128)
100.0%		165,038,868
LIABILITIES IN EXCESS OF OTHER ASSETS
0.0%		(35,544)
NET ASSETS 100.0%		$165,003,324

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2011.
PLC -	Public Limited Co.
REIT -	Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.6%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	2,930	$86,494

AIRLINES (0.4%)
Lan Airlines SA, Sponsored ADR	7,700	201,586
Ryanair Holdings PLC, Sponsored ADR	6,340	172,385
		373,971
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A	2,500	121,925

AUTOMOBILES (2.7%)
Honda Motor Co., Ltd., Sponsored ADR	22,620	899,823
Tata Motors Ltd., Sponsored ADR	3,730	79,897
Toyota Motor Corp., Sponsored ADR	19,700	1,613,824
		2,593,544
CAPITAL MARKETS (2.4%)
Credit Suisse Group, Sponsored ADR	14,440	518,974
Deutsche Bank AG, Registered Shares	12,800	703,616
Nomura Holdings, Inc., Sponsored ADR	46,630	226,155
UBS AG, Registered Shares(a)	51,143	842,837
		2,291,582
CHEMICALS (1.7%)
Agrium, Inc.	2,460	214,955
Potash Corp. of Saskatchewan, Inc.	11,905	688,228
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	1,960	126,067
Syngenta AG, Sponsored ADR	8,530	542,593
		1,571,843
COMMERCIAL BANKS (17.6%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	56,940	593,315
Banco Bradesco SA, Sponsored ADR	52,540	1,010,344
Banco de Chile, Sponsored ADR	2,714	233,892
Banco Santander Brasil SA, Sponsored ADR	6,120	56,794
Banco Santander Central Hispano SA, Sponsored ADR	110,390	1,127,082
Banco Santander Chile SA, Sponsored ADR	2,470	229,661
Bank of Montreal	10,290	646,624
Bank of Nova Scotia	18,570	1,054,033
Barclays PLC, Sponsored ADR	39,240	571,334
Canadian Imperial Bank of Commerce	7,450	567,988
Credicorp Ltd.	850	83,045
HDFC Bank Ltd., Sponsored ADR	9,500	330,220
HSBC Holdings PLC, Sponsored ADR	52,080	2,545,150
ICICI Bank Ltd., Sponsored ADR	5,900	274,763
Itau Unibanco Banco Multiplo SA, Sponsored ADR	60,197	1,226,213
Lloyds TSB Group PLC, Sponsored ADR(a)	136,245	378,761
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	197,670	1,002,187
Mizuho Financial Group, Inc., Sponsored ADR	147,470	480,752
National Bank of Greece SA, Sponsored ADR	29,506	38,653
Royal Bank of Canada	22,550	1,211,611
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	9,138	105,544
Shinhan Financial Group Co., Ltd., Sponsored ADR	6,960	668,299
The Toronto - Dominion Bank	14,290	1,141,342
Westpac Banking Corp., Sponsored ADR	9,680	1,087,645
		16,665,252
COMMUNICATIONS EQUIPMENT (1.2%)
Alcatel-Lucent, Sponsored ADR(a)	26,530	107,447
Nokia Oyj, Sponsored ADR	50,720	294,176
Research In Motion Ltd.(a)	5,610	140,250
Telefonektiebolaget LM Ericsson, Sponsored ADR	44,920	561,500
		1,103,373
CONSTRUCTION MATERIALS (0.3%)
Cemex SA de CV, Sponsored ADR(a)	21,989	154,803
CRH PLC, Sponsored ADR	8,650	171,529
		326,332
CONSUMER FINANCE (0.2%)
Orix Corp., Sponsored ADR	2,830	153,471

DIVERSIFIED CONSUMER SERVICES (1.0%)
Baidu, Inc., Sponsored ADR(a)	1,930	303,145
Ctrip.com International Ltd., Sponsored ADR(a)	2,400	110,640
Reed Elsevier NV, Sponsored ADR	8,473	226,398
Reed Elsevier PLC, Sponsored ADR	7,937	288,907
		929,090
DIVERSIFIED FINANCIAL SERVICES (1.7%)
ING Groep NV, Sponsored ADR(a)	48,550	521,427
KB Financial Group, Inc., Sponsored ADR	10,570	524,378
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	89,000	557,140
		1,602,945
DIVERSIFIED TELECOMMUNICATION SERVICES (5.7%)
BCE, Inc.	17,675	674,655
BT Group PLC, Sponsored ADR	13,120	431,254
China Unicom Ltd., Sponsored ADR	9,085	181,882
France Telecom SA, Sponsored ADR	31,740	654,796
Nippon Telegraph & Telephone Corp., Sponsored ADR	30,290	749,375
Portugal Telecom SGPS SA, Sponsored ADR	15,030	129,709
PT Telekomunikasi Indonesia, Sponsored ADR	6,210	216,729
Tele Norte Leste Participacoes SA, Sponsored ADR	4,160	58,157
Telecom Italia S.p.A., Sponsored ADR	13,160	164,500
Telecominicacoes de Sao Paulo SA, Sponsored ADR	7,631	242,055
Telefonica SA, Sponsored ADR	61,760	1,378,483
Telefonos de Mexico SA de CV, Sponsored ADR	9,410	152,066
Telus Corp.	7,220	380,277
		5,413,938
ELECTRIC UTILITIES (1.1%)
Centrais Electricas Brasileiras SA, Sponsored ADR	9,630	116,138
Companhia Energetica de Minas Gerais, Sponsored ADR	18,827	363,361
Enersis SA, Sponsored ADR	13,240	288,499

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Korea Electric Power Corp., Sponsored ADR(a)	19,670	$237,614
		1,005,612
ELECTRICAL EQUIPMENT (1.0%)
ABB Ltd., Sponsored ADR	31,130	745,252
NIDEC Corp., Sponsored ADR	6,940	172,390
		917,642
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
AU Optronics Corp., Sponsored ADR	18,611	102,547
Hitachi Ltd., Sponsored ADR	6,660	412,054
Kyocera Corp., Sponsored ADR	3,820	409,198
LG Display Co., Ltd., Sponsored ADR	4,640	59,578
Panasonic Corp., Sponsored ADR	28,460	337,251
		1,320,628
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	3,090	136,578

FOOD & STAPLES RETAILING (0.7%)
Delhaize Group, Sponsored ADR	4,430	321,264
Tim Hortons, Inc.	6,280	301,000
		622,264
FOOD PRODUCTS (2.6%)
BRF-Brasil Foods SA, Sponsored ADR	20,470	395,276
Unilever NV, NY Shares	34,380	1,116,662
Unilever PLC, Sponsored ADR	29,254	937,883
		2,449,821
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Qiagen NV(a)	13,130	222,422
Smith & Nephew PLC, Sponsored ADR	8,250	437,168
		659,590
HEALTH CARE PROVIDERS & SERVICES (1.3%)
Fresenius Medical Care AG & Co., Sponsored ADR	6,450	496,263
Shire PLC, Sponsored ADR	6,620	688,480
		1,184,743
HOTELS, RESTAURANTS & LEISURE (0.1%)
InterContinental Hotels Group PLC, ADR	3,190	63,066

HOUSEHOLD DURABLES (0.5%)
Koninklijke Royal Philips Electronics NV, NY Shares	17,900	443,383

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	6,410	154,930
Empresa Nacional de Electricidad SA, Sponsored ADR	11,210	601,416
		756,346
INDUSTRIAL CONGLOMERATES (1.7%)
Siemens AG, Sponsored ADR	12,550	1,597,490

INSURANCE (2.4%)
Aegon NV, NY Shares(a)	13,680	78,113
Aviva PLC, Sponsored ADR	19,800	261,360
China Life Insurance Co., Ltd., Sponsored ADR	16,240	812,650
Manulife Financial Corp.	24,050	382,154
Prudential PLC, Sponsored ADR	18,650	419,998
Sun Life Financial, Inc.	10,930	302,761
		2,257,036
MACHINERY (0.1%)
Kubota Corp., Sponsored ADR	2,640	119,486

MARINE (0.1%)
Carnival PLC, Sponsored ADR	3,360	116,256

MEDIA (1.5%)
Grupo Televisa SA, Sponsored ADR	14,960	331,962
Pearson PLC, Sponsored ADR	14,670	279,464
Shaw Communications, Inc., Class B	8,430	190,012
Thomson Reuters Corp.	10,578	364,201
WPP PLC, Sponsored ADR	4,780	270,500
		1,436,139
METALS & MINING (12.9%)
Agnico-Eagle Mines Ltd.	3,170	176,727
Alumina Ltd., Sponsored ADR	2,600	24,700
AngloGold Ashanti Ltd., Sponsored ADR	7,550	316,647
ArcelorMittal, NY Shares	12,090	376,603
Barrick Gold Corp.	16,280	774,440
BHP Billiton Ltd., Sponsored ADR	23,120	2,116,636
BHP Billiton PLC, Sponsored ADR	15,210	1,143,031
Cameco Corp.	5,200	138,112
Companhia Siderurgica Nacional SA, Sponsored ADR	19,700	209,214
Compania de Minas Buenaventura SA, Sponsored ADR	5,480	224,351
Eldorado Gold Corp.	9,050	156,293
Gerdau SA, Sponsored ADR	15,880	144,826
Gold Fields Ltd., Sponsored ADR	11,820	184,274
Goldcorp, Inc.	12,747	609,434
IAMGOLD Corp.	5,720	114,400
Kinross Gold Corp.	16,200	264,708
POSCO, Sponsored ADR	7,940	871,812
Rio Tinto PLC, Sponsored ADR	21,062	1,494,981
Southern Copper Corp.	1,660	56,706
Teck Resources Ltd.	6,053	299,260
Vale SA, Sponsored ADR	58,880	1,738,138
Vale SA, Sponsored Preferred ADR	16,780	544,343
Yamana Gold, Inc.	12,420	161,212
Yanzhou Coal Mining Co., Ltd., Sponsored ADR	2,020	77,366
		12,218,214
MULTI-UTILITIES (1.5%)
National Grid PLC, Sponsored ADR	17,990	884,928
Transalta Corp.	15,780	349,369
Veoilia Environnement, Sponsored ADR	9,970	223,229
		1,457,526
OFFICE ELECTRONICS (1.0%)
CANON, Inc., Sponsored ADR	18,670	902,134

OIL, GAS & CONSUMABLE FUELS (19.4%)
BP PLC, Sponsored ADR	44,290	2,012,538
Canadian Natural Resources Ltd.	14,470	582,996
Cenovus Energy, Inc.	10,010	383,884
China Petroleum & Chemical Corp., Sponsored ADR	4,960	491,090
CNOOC Ltd., Sponsored ADR	4,522	1,005,286
Ecopetrol SA, Sponsored ADR	3,270	138,158
Enbridge, Inc.	20,100	661,089
EnCana Corp.	9,950	291,436
Enerplus Corp.	2,260	70,557
ENI S.p.A., Sponsored ADR	22,390	969,039
Imperial Oil Ltd.	5,010	220,590

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Nexen, Inc.	5,630	$131,179
Penn West Petroleum Ltd.	5,740	128,059
PetroChina Co., Ltd., Sponsored ADR	6,075	864,047
Petroleo Brasileiro SA, Class A, Sponsored ADR	23,180	787,425
Petroleo Brasileiro SA, Sponsored ADR	58,310	1,791,866
Royal Dutch Shell PLC, Class B, Sponsored ADR	19,980	1,471,527
Royal Dutch Shell PLC, Sponsored ADR	26,070	1,917,709
Sasol Ltd., Sponsored ADR	7,680	385,152
Statoil ASA, Sponsored ADR	15,307	376,093
Suncor Energy, Inc.	21,528	822,800
Talisman Energy, Inc.	12,700	231,775
Total SA, Sponsored ADR	34,750	1,878,932
TransCanada Corp.	18,250	765,587
		18,378,814
PAPER & FOREST PRODUCTS (0.0%)
Fibria Celulose SA, Sponsored ADR	550	6,578

PHARMACEUTICALS (0.5%)
Elan Corp. PLC, Sponsored ADR(a)	14,570	161,144
Valeant Pharmaceuticals International, Inc.	6,530	359,346
		520,490
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.3%)
Brookfield Asset Management, Inc., Class A	7,842	247,258

ROAD & RAIL (0.9%)
Canadian National Railway Co.	8,230	616,098
Canadian Pacific Railway Ltd.	3,510	224,148
		840,246
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
ADVANTEST Corp., Sponsored ADR	1,225	21,670
ARM Holdings PLC, Sponsored ADR	5,760	165,830
ASML Holding NV, NY Shares	6,035	215,148
STMicroelectronics NV, NY Shares	6,060	47,935
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	136,748	1,690,205
United Microelectronics Corp., Sponsored ADR	22,009	50,621
		2,191,409
SOFTWARE (1.7%)
Infosys Technologies Ltd., Sponsored ADR	8,240	512,693
SAP AG, Sponsored ADR	15,630	975,468
Wipro Ltd., Sponsored ADR	9,350	111,078
		1,599,239
TEXTILES APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear, Inc.	1,020	30,600
Luxottica Group S.p.A., Sponsored ADR	4,140	130,576
		161,176
WIRELESS TELECOMMUNICATION SERVICES (7.7%)
America Movil SA, Sponsored ADR, Series L	60,280	1,555,224
China Mobile Ltd., Sponsored ADR	33,010	1,644,888
China Telecom Corp. Ltd., Sponsored ADR	2,650	174,370
Chunghwa Telecom Co., Ltd., Sponsored ADR	19,245	668,956
Mobile TeleSystems, Sponsored ADR	7,455	140,005
NTT DoCoMo, Inc., Sponsored ADR	30,350	562,689
Rogers Communications, Inc., Class B	9,630	367,481
Vodafone Group PLC, Sponsored ADR	76,413	2,147,206
		7,260,819
TOTAL COMMON STOCKS		94,103,743
MONEY MARKET FUND (0.2%)
Fifth Third Institutional Government Money Market Fund, 0.01%(b)	231,711	231,711
TOTAL MONEY MARKET FUND		231,711
TOTAL INVESTMENTS (COST $92,517,150)
99.8%		94,335,454
OTHER ASSETS IN EXCESS OF LIABILITIES
0.2%		193,889
NET ASSETS 100.0%		$94,529,343

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2011.
ADR -	American Depositary Receipt
PLC -	Public Limited Co.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD SELECT BOND FUND

	Principal
	Amount	Value
CORPORATE BONDS (34.8%)
BROKERAGE SERVICES (0.5%)
Jeffries Group, Inc., 7.75%, 3/15/12	$715,000	$742,988

CAPITAL MARKETS (3.0%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,732,203
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,518,514
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,101,430
		4,352,147
CHEMICALS (0.7%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,089,730

COMMERCIAL BANKS (7.2%)
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,088,329
Bank One Corp., 5.25%, 1/30/13	500,000	529,665
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,602,265
Credit Suisse Group AG, 5.40%, 1/14/20	1,400,000	1,441,755
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,013,340
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100) (a)	1,150,000	1,159,559
National City Corp., 4.90%, 1/15/15	1,000,000	1,096,622
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,137,610
Wells Fargo & Co., 4.95%, 10/16/13	500,000	532,018
		10,601,163
COMPUTERS & PERIPHERALS (1.7%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	537,775
Dell, Inc., 4.70%, 4/15/13	900,000	957,782
Hewlett-Packard Co., 4.50%, 3/1/13	1,000,000	1,061,082
		2,556,639
CONSUMER STAPLES (1.5%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,128,455
PepsiCo, Inc., 4.65%, 2/15/13	935,000	992,210
		2,120,665
DIVERSIFIED CONSUMER SERVICES (1.3%)
eBay, Inc., 3.25%, 10/15/20, (Callable 7/15/20 @ 100)	1,500,000	1,450,791
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	433,720
		1,884,511
DIVERSIFIED FINANCIAL SERVICES (2.3%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,312,904
Citigroup, Inc., 4.88%, 5/7/15	500,000	524,221
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,579,104
		3,416,229
ELECTRIC UTILITIES (0.9%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,326,336

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
Eaton Corp., 4.90%, 5/15/13	500,000	536,660
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	951,725
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,145,395
		2,633,780
FINANCIAL SERVICES (2.0%)
BlackRock, Inc., 6.25%, 9/15/17	733,000	867,983
Boeing Capital Corp., 5.80%, 1/15/13	500,000	537,524
CME Group, Inc., 5.40%, 8/1/13	1,000,000	1,085,965
SLM Corp., 5.00%, 6/15/18, (Callable 12/15/11 @ 100)	500,000	481,799
		2,973,271
FOOD PRODUCTS (3.3%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,625,110
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,665,420
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,588,341
		4,878,871
INSURANCE (4.7%)
ACE INA Holdings, Inc., 2.60%, 11/23/15	1,485,000	1,507,535
Allstate Corp., 5.00%, 8/15/14	500,000	553,587
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,110,239
Jefferson Pilot Corp., 4.75%, 1/30/14	900,000	963,724
Principal Life, Income Funding Trusts, 5.30%, 4/24/13	1,500,000	1,610,883
Prudential Financial, Inc., 4.75%, 6/13/15	1,000,000	1,085,830
		6,831,798
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (1.0%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35 (a)	1,000,000	914,062
Wells Fargo Mortgage Backed Securities, 4.42%, 10/25/33 (a)	474,291	475,862
		1,389,924
MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (1.3%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%, 9/15/11, (Callable 9/15/11 @ 100)	83,000	82,766
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12, (Callable 9/15/11 @ 100)	57,000	57,264
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12, (Callable 9/15/11 @ 100)	89,000	89,885
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, (Callable 9/15/11 @ 100)	73,000	73,635
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, (Callable 9/15/11 @ 100)	106,000	106,788
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, (Callable 9/15/11 @ 100)	63,000	63,338
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, (Callable 9/15/11 @ 100)	90,000	90,674
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 9/15/11 @ 100)	63,000	63,412
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, (Callable 10/21/11 @ 100) (d)	152,000	67,244
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, (Callable 10/21/11 @ 100) (d)	101,000	44,727
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, (Callable 10/21/11 @ 100) (d)	203,000	89,962

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD SELECT BOND FUND

	Principal
	Amount	Value
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, (Callable 10/21/11 @ 100) (d)	$212,000	$94,043
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, (Callable 10/21/11 @ 100) (d)	46,000	20,412
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, (Callable 10/21/11 @ 100) (d)	86,000	38,186
Metropolitan Baptist Church, 7.90%, 7/12/13, (Callable 10/12/11 @ 100) (d)	29,000	21,825
Metropolitan Baptist Church, 8.00%, 1/12/14, (Callable 10/12/11 @ 100) (d)	71,000	53,474
Metropolitan Baptist Church, 8.10%, 7/12/14, (Callable 10/12/11 @ 100) (d)	74,000	55,616
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 10/12/11 @ 100) (d)	87,000	65,324
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 10/12/11 @ 100) (d)	90,000	67,642
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 10/12/11 @ 100) (d)	23,000	17,242
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 10/12/11 @ 100) (d)	121,000	90,331
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11, (Callable 9/21/11 @ 100) (d)	44,000	29,948
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 9/21/11 @ 100) (d)	111,000	75,888
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 9/21/11 @ 100) (d)	147,000	100,558
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, (Callable 9/21/11 @ 100) (d)	152,000	104,394
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 9/21/11 @ 100) (d)	158,000	107,957
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 9/21/11 @ 100) (d)	165,000	112,350
		1,884,885
OIL & GAS - INTEGRATED (0.8%)
ConocoPhillips, 4.60%, 1/15/15	500,000	556,922
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	609,819
		1,166,741
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	614,024

UTILITIES-TELECOMMUNICATIONS (0.4%)
Verizon New England, Inc., 4.75%, 10/1/13	500,000	532,718

TOTAL CORPORATE BONDS		50,996,420

U.S. GOVERNMENT AGENCIES (16.0%)
Federal Farm Credit Bank
1.75%, 2/21/13	2,000,000	2,038,214
2.13%, 6/18/12	500,000	507,721
2.63%, 4/17/14	2,000,000	2,099,270
4.70%, 1/17/18, (Callable 1/17/13 @ 100)	2,000,000	2,113,538
5.05%, 8/1/18	300,000	346,722
Federal Home Loan Bank
1.63%, 6/14/13	2,000,000	2,043,768
4.75%, 6/8/18	2,000,000	2,265,390
Series 2
1.13%, 9/29/14, (Callable 9/29/11 @ 100)	2,000,000	2,001,808
Federal Home Loan Mortgage Corp.
5.40%, 3/17/21, (Callable 3/17/16 @ 100)	500,000	575,875
5.50%, 3/1/23	555,051	606,282
Federal National Mortgage Assoc.
1.63%, 10/26/15	3,500,000	3,542,028
2.38%, 4/11/16	2,000,000	2,073,900
4.25%, 2/25/13	1,000,000	1,059,969
5.24%, 8/7/18, (Callable 8/7/13 @ 100)	2,020,000	2,199,279

TOTAL U.S. GOVERNMENT AGENCIES		23,473,764

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (29.9%)
Federal Home Loan Mortgage Corp.
2.47%, 1/1/35	471,182	490,293
4.00%, 12/15/25	2,500,000	2,519,587
5.00%, 7/15/19	670,679	725,868
5.00%, 11/1/37	736,856	780,615
5.50%, 4/1/30	579,917	630,996
5.66%, 5/1/36	683,668	735,586
6.00%, 10/1/37	672,893	719,424
6.00%, 9/1/34	644,489	714,850
6.00%, 8/1/36	90,016	99,824
6.00%, 3/1/38	509,019	560,614
Federal National Mortgage Assoc.
0.61%, 11/25/36	1,075,603	1,072,924
1.98%, 7/1/34	118,251	119,144
2.35%, 7/1/35	2,552,550	2,661,740
2.70%, 5/1/36	502,755	523,079
4.76%, 3/1/35	148,185	155,557
5.00%, 10/1/24	343,556	372,816
5.00%, 1/1/30	732,048	783,414
5.00%, 1/1/35	979,259	1,047,971
5.50%, 12/1/34	712,123	774,847
5.50%, 2/1/35	32,185	35,140
5.50%, 5/1/36	1,096,376	1,192,944
5.50%, 8/1/36	288,897	314,343
5.50%, 9/1/36	259,299	279,221
5.50%, 12/1/36	1,463,335	1,589,940
5.50%, 9/1/37	1,342,359	1,460,594
5.77%, 10/1/36	484,207	525,406
6.00%, 3/1/36	863,596	944,351
6.00%, 6/1/36	1,910,180	2,088,801
6.00%, 9/1/36	548,840	603,935
6.00%, 5/1/37	316,284	348,034
6.50%, 2/1/36	446,259	502,510
Government National Mortgage Assoc.
4.25%, 10/20/38	1,814,869	1,931,196
4.50%, 8/20/38	1,254,380	1,336,903
4.50%, 5/20/39	3,599,980	3,863,229
4.50%, 6/15/40	2,631,008	2,808,772
4.50%, 1/20/41	4,125,218	4,372,998
5.00%, 5/20/40	1,725,760	1,864,202
5.50%, 12/20/38	413,013	450,858
5.50%, 1/20/39	540,264	577,776
6.00%, 1/15/26	1,323	1,485
6.00%, 12/15/28	1,121	1,263
6.00%, 3/15/29	1,424	1,604
6.00%, 11/15/31	1,698	1,907
6.00%, 6/15/37	290,835	325,472
6.00%, 10/15/37	340,714	381,345

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD SELECT BOND FUND

Description	Shares/ Principal Amount/Units	Market Value

6.50%, 10/20/38	$389,259	$415,933
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		43,709,311
U.S. TREASURY OBLIGATIONS (12.3%)
U.S. Treasury Notes
2.00%, 4/30/16	3,000,000	3,102,660
2.13%, 5/31/15	3,000,000	3,142,740
2.25%, 5/31/14	3,000,000	3,146,016
3.13%, 5/15/19	3,000,000	3,178,359
3.50%, 2/15/18	2,000,000	2,196,250
4.25%, 11/15/13	3,000,000	3,264,141
TOTAL U.S. TREASURY OBLIGATIONS		18,030,166

MUNICIPAL BOND (1.0%)
KENTUCKY (1.0%)
Kentucky Asset/Liability Commission General Fund Revenue, 3.17%, 4/1/18	1,500,000	1,508,355
TOTAL MUNICIPAL BOND		1,508,355

MONEY MARKET FUND (5.3%)
Fifth Third Institutional Government Money Market Fund, 0.01%	7,782,258	7,782,258
TOTAL MONEY MARKET FUND		7,782,258
TOTAL INVESTMENTS (COST $140,309,405)
99.3%		145,500,274
OTHER ASSETS IN EXCESS OF LIABILITIES
0.7%		989,720
NET ASSETS 100.0%		$146,489,994

(a)	Variable rate security. Rate shown represents the rate as of July 31, 2011.
(b)
The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.

(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Represents non-income producing security; defaulted bond.
LLC	Limited Liability Co.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (3.7%)
Lockheed Martin Corp.	12,720	$963,286
Northrop Grumman Corp.	30,300	1,833,453
Raytheon Co.	28,430	1,271,674
		4,068,413
BEVERAGES (1.5%)
Coca-Cola Co.	23,610	1,605,716

CHEMICALS (1.7%)
Sensient Technologies Corp.	50,150	1,861,568

COMMERCIAL BANKS (10.6%)
Banco de Chile, Sponsored ADR	38,458	3,314,310
Banco Santander Central Hispano SA, Sponsored ADR	130,070	1,328,015
Bank of Nova Scotia	54,630	3,100,799
Cullen/Frost Bankers, Inc.	22,190	1,195,597
First Financial Bankshares, Inc.	30,555	984,788
Tompkins Financial Corp.	39,510	1,596,204
		11,519,713
COMMERCIAL SERVICES & SUPPLIES (1.0%)
Landauer, Inc.	18,800	1,061,260

COMPUTERS & PERIPHERALS (2.6%)
International Business Machines Corp.	15,805	2,874,139

DISTRIBUTORS (2.7%)
Genuine Parts Co.	55,600	2,955,696

DIVERSIFIED TELECOMMUNICATION SERVICES (4.8%)
AT&T, Inc.	49,080	1,436,081
CenturyLink, Inc.	25,560	948,532
Telefonica SA, Sponsored ADR	127,200	2,839,104
		5,223,717
ELECTRIC UTILITIES (3.3%)
Companhia Energetica de Minas Gerais, Sponsored ADR	91,470	1,765,371
Progress Energy, Inc.	38,130	1,782,196
		3,547,567
ELECTRICAL EQUIPMENT (2.1%)
Hubbell, Inc., Class B	39,220	2,332,413

FOOD & STAPLES RETAILING (3.1%)
Delhaize Group, Sponsored ADR	19,160	1,389,483
SYSCO Corp.	64,950	1,986,821
		3,376,304
FOOD PRODUCTS (4.3%)
Campbell Soup Co.	42,280	1,397,354
ConAgra Foods, Inc.	48,540	1,243,109
Unilever NV, NY Shares	64,270	2,087,490
		4,727,953
GAS UTILITIES (1.6%)
AGL Resources, Inc.	42,220	1,722,576

HEALTH CARE EQUIPMENT & SUPPLIES (1.2%)
Baxter International, Inc.	21,690	1,261,707

HOTELS, RESTAURANTS & LEISURE (2.8%)
McDonald's Corp.	35,480	3,068,310

HOUSEHOLD DURABLES (1.3%)
Leggett & Platt, Inc.	63,560	1,379,252

HOUSEHOLD PRODUCTS (1.0%)
Kimberly-Clark Corp.	17,040	1,113,734

IT SERVICES (2.0%)
Automatic Data Processing, Inc.	41,950	2,160,006

LEISURE EQUIPMENT & PRODUCTS (2.5%)
Mattel, Inc.	103,170	2,750,512

LIFE SCIENCES TOOLS AND SERVICES (1.0%)
Pharmaceutical Product Development, Inc.	38,050	1,096,982

MEDIA (3.4%)
Shaw Communications, Inc., Class B	96,600	2,177,364
WPP PLC, Sponsored ADR	27,330	1,546,605
		3,723,969
METALS & MINING (1.3%)
BHP Billiton Ltd., Sponsored ADR	14,850	1,359,518

MULTI-UTILITIES (0.6%)
SCANA Corp.	15,400	603,526

OFFICE ELECTRONICS (2.3%)
CANON, Inc., Sponsored ADR	52,570	2,540,182

OIL, GAS & CONSUMABLE FUELS (13.2%)
Chevron Corp.	20,910	2,175,058
China Petroleum & Chemical Corp., Sponsored ADR	29,310	2,901,983
CNOOC Ltd., Sponsored ADR	14,617	3,249,505
Enbridge, Inc.	60,080	1,976,031
Total SA, Sponsored ADR	34,310	1,855,142
TransCanada Corp.	53,790	2,256,491
		14,414,210
PHARMACEUTICALS (3.8%)
Abbott Laboratories	44,740	2,296,057
Eli Lilly & Co.	47,680	1,826,144
		4,122,201
REAL ESTATE INVESTMENT TRUST (5.8%)
Getty Realty Corp.	72,530	1,682,696
LTC Properties, Inc.	48,750	1,323,563
Public Storage, Inc.	16,810	2,010,980
Senior Housing Properties Trust	53,980	1,292,281
		6,309,520
ROAD & RAIL (1.7%)
Canadian National Railway Co.	25,420	1,902,941

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.3%)
Intel Corp.	103,830	2,318,524
Linear Technology Corp.	32,900	963,970

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value

Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	198,940	$2,458,898
		5,741,392
SOFTWARE (3.0%)
Blackbaud, Inc.	37,540	953,516
Microsoft Corp.	82,410	2,258,034
		3,211,550
TEXTILES APPAREL & LUXURY GOODS (1.5%)
VF Corp.	14,400	1,681,920

THRIFTS & MORTGAGE FINANCE (1.3%)
First Niagara Financial Group, Inc.	117,380	1,437,905

TRADING COMPANY & DISTRIBUTORS (1.4%)
Kaman Corp., Class A	43,870	1,562,649
TOTAL COMMON STOCKS		108,319,021

MONEY MARKET FUND (0.5%)
Fifth Third Institutional Government Money Market Fund, 0.01%(a)	584,017	584,017
TOTAL MONEY MARKET FUND		584,017
TOTAL INVESTMENTS (COST $96,950,629)
99.9%		108,903,038
OTHER ASSETS IN EXCESS OF LIABILITIES
0.1%		99,851
NET ASSETS 100.0%		$109,002,889

(a)	Variable rate security. Rate shown represents the rate as of July 31, 2011.
ADR -	American Depositary Receipt
PLC -	Public Limited Co.

At July 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:
				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Large Cap Enhanced Index Fund	147,978,937	27,993,899	(10,933,968)	17,059,931
International Enhanced Index Fund	94,336,318	8,379,362	(8,380,226)	(864)
Select Bond Fund	140,418,526	6,157,654	(1,075,906)	5,081,748
Global Equity Income Fund	97,079,324	13,926,380	(2,102,666)	11,823,714

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments
Steward Funds, Inc.
July 31, 2011
(Unaudited)

1) Portfolio Valuation:
Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund's investment in mortgage bonds of religious organizations (“church bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically.  Capstone Asset Management Company’s (“CAMCO” or “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value is generally determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including the underwriters of church mortgage bonds from which the Fund has acquired the substantial majority of its investments in church bonds.

When a church bond issue becomes delinquent on interest, principal, sinking fund payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser will determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

-	the general conditions in the church bond market and the overall financial market
-	the transaction price of any recent sales or purchases of the security
-	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
-	the estimated value of the underlying collateral
-
the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted church bonds.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

-	any current independent appraisal values
-	any current listing price of the underlying property
-	index adjusted appraisal values based on published real estate sources
-	estimated costs associated with the disposition of the property (7.00% - 8.00%)
-	risk adjusted discount rate (4.95% - 6.50%)
-	estimated time to sell in years (1 – 3 years)
-	probability of foreclosure

Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material.

 (A) Accounting principles generally accepted in the United States of America establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to,    quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1 and church bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as on July 31, 2011:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total

Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$164,931,983	$-	$-	$164,931,983
Money Market Fund	106,885	-	-	106,885
Total	165,038,868	-	-	165,038,868

Steward International Enhanced Index Fund
Security Type
Common Stocks*	94,103,743	-	-	94,103,743
Money Market Fund	231,711	-	-	231,711
Total	94,335,454	-	-	94,335,454

Steward Select Bond Fund
Security Type
Corporate Bonds*	-	49,111,535	1,884,885	50,996,420
Municipal Bonds	-	1,508,355	-	1,508,355
U.S. Government Agencies	-	23,473,764	-	23,473,764
U.S. Government Agency Mortgage-Backed Obligations	-	43,709,311	-	43,709,311
U.S. Treasury Obligations	18,030,166	-	-	18,030,166
Money Market Fund	7,782,258	-	-	7,782,258
Total	25,812,424	117,802,965	1,884,885	145,500,274

Steward Global Equity Income Fund
Security Type
Common Stocks*	108,319,021	-	-	108,319,021
Money Market Fund	584,017	-	-	584,017
Total	108,903,038	-	-	108,903,038

* Please refer to the Schedule of Investments to view common stock and corporate bonds segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Investments in Corporate Bonds
Balance as of May 1, 2011	$1,996,400
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(11,515)
Realized Gain / (Loss)	—
Net Purchase / (Sales)	—
Transfers In / (Out) of Level 3	—
Balance as of July 31, 2011	$1,884,885

The Funds recognize significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between levels as of July 31, 2011 from those used on April 30, 2011.

(B) For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

2) Securities Transactions:
Portfolio security transactions are recorded on trade date.

3) Subsequent Events:
Management has evaluated events subsequent to July 31, 2011 and has concluded no such events require adjustment or disclosure as of July 31, 2011.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    STEWARD FUNDS, INC.

By (Signature and Title)  /s/ Edward L. Jaroski
Edward L. Jaroski, President

Date  September 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Carla Homer
Carla Homer, Treasurer

Date  September 27, 2011

By (Signature and Title)  /s/ Edward L. Jaroski
Edward L.  Jaroski, President

Date  September 27, 2011